Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes–49.79%(a)
Agricultural & Farm Machinery–0.31%
John Deere Capital Corp.	0.63%	09/10/2024	$6,222	$5,806,626

John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,653,586

				8,460,212

Application Software–0.18%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,877,153

Asset Management & Custody Banks–0.30%
Bank of New York Mellon Corp. (The)(b)	5.22%	11/21/2025	8,333	8,340,854

Automobile Manufacturers–4.12%
American Honda Finance Corp.	0.75%	08/09/2024	11,200	10,476,222

American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(c)	4.96%	05/10/2023	15,000	15,003,119

BMW US Capital LLC(d)	0.75%	08/12/2024	11,111	10,369,853

BMW US Capital LLC(d)	2.25%	09/15/2023	5,215	5,112,849

Hyundai Capital America(d)	1.00%	09/17/2024	11,628	10,684,898

Hyundai Capital America(d)	2.38%	02/10/2023	14,485	14,397,601

Mercedes-Benz Finance North America LLC(d)	5.50%	11/27/2024	15,000	15,111,021

Toyota Motor Credit Corp. (SOFR + 0.32%)(c)	3.89%	04/06/2023	20,000	19,989,841

Volkswagen Group of America Finance LLC(d)	0.88%	11/22/2023	13,000	12,446,155

Volkswagen Group of America Finance LLC(d)	3.13%	05/12/2023	595	589,581

				114,181,140

Consumer Finance–1.65%
Capital One Financial Corp.	2.60%	05/11/2023	14,827	14,667,943

Capital One Financial Corp.	3.50%	06/15/2023	13,005	12,906,619

Discover Bank	3.35%	02/06/2023	11,861	11,823,227

General Motors Financial Co., Inc.	3.70%	05/09/2023	6,236	6,197,063

				45,594,852

Data Processing & Outsourced Services–0.47%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,531,713

PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,575,240

				13,106,953

Department Stores–0.53%
7-Eleven, Inc.(d)	0.63%	02/10/2023	14,794	14,663,758

Diversified Banks–16.61%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(c)(d)	4.43%	02/18/2025	7,500	7,429,624

Banco Santander S.A. (Spain)	3.89%	05/24/2024	17,000	16,661,909

Bank of America Corp.(b)	0.81%	10/24/2024	15,000	14,331,307

Bank of America Corp.	4.10%	07/24/2023	5,000	4,980,695

Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,066,857

Bank of Montreal (Canada) (SOFR + 0.71%)(c)	3.90%	03/08/2024	13,044	12,984,402

Bank of Montreal (Canada), Series H	4.25%	09/14/2024	15,152	14,964,667

Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	14,785,533

Bank of Nova Scotia (The) (Canada)	1.95%	02/01/2023	25,000	24,895,498

Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,634,641

Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	16,672,862

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%)(c)	4.21%	03/17/2023	14,590	14,596,419

Cooperatieve Rabobank U.A. (Netherlands)	2.75%	01/10/2023	8,450	8,435,652

HSBC Holdings PLC (United Kingdom)(b)	0.73%	08/17/2024	11,407	10,921,668

ING Groep N.V. (Netherlands)	4.10%	10/02/2023	14,025	13,889,533

JPMorgan Chase & Co. (SOFR + 0.58%)(c)	3.90%	03/16/2024	15,000	14,912,108

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(c)	4.35%	01/31/2024	$15,000	$14,953,139

Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	26,365	26,128,656

Mitsubishi UFJ Financial Group, Inc. (Japan)	2.53%	09/13/2023	5,892	5,761,132

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.46%	03/02/2023	15,000	14,946,110

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	10,854,502

Mizuho Bank Ltd. (Japan)(d)	3.60%	09/25/2024	13,000	12,614,143

MUFG Union Bank N.A.	2.10%	12/09/2022	4,500	4,497,651

National Bank of Canada (Canada)	2.10%	02/01/2023	30,357	30,235,482

Royal Bank of Canada (Canada)	3.97%	07/26/2024	20,000	19,686,607

Skandinaviska Enskilda Banken AB (Sweden)(d)	0.55%	09/01/2023	13,515	13,045,894

Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,295,712

Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	0.80%	09/12/2023	11,103	10,722,149

Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	2.55%	03/10/2025	5,122	4,836,772

Svenska Handelsbanken AB (Sweden)(d)	0.63%	06/30/2023	11,429	11,130,780

Swedbank AB (Sweden)(d)	0.60%	09/25/2023	12,121	11,657,283

Swedbank AB (Sweden)(d)	1.30%	06/02/2023	12,000	11,756,381

Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	14,680,526

Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(c)	4.23%	01/27/2023	9,108	9,109,591

Wells Fargo & Co.	3.75%	01/24/2024	14,890	14,688,401

				459,764,286

Diversified Capital Markets–1.21%
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,089,236

Macquarie Group Ltd. (Australia)(d)	6.21%	11/22/2024	15,000	15,094,439

UBS AG (Switzerland)(d)	0.70%	08/09/2024	5,722	5,321,954

				33,505,629

Electric Utilities–2.23%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,367,824

Florida Power & Light Co. (SOFR + 0.25%)(c)	4.08%	05/10/2023	17,392	17,345,990

NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,302,679

NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	7,456	7,362,779

NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(c)	4.37%	03/01/2023	3,704	3,701,198

Southern Co. (The), Series 2021 (SOFR + 0.37%)(c)	4.20%	05/10/2023	10,526	10,492,984

Tampa Electric Co.	3.88%	07/12/2024	3,188	3,115,861

				61,689,315

Gas Utilities–0.65%
Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(c)	3.57%	03/09/2023	9,756	9,746,269

CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(c)	5.28%	03/02/2023	8,333	8,326,793

				18,073,062

Health Care Distributors–0.16%
AmerisourceBergen Corp.	0.74%	03/15/2023	4,502	4,447,344

Health Care REITs–0.44%
Welltower, Inc.	3.63%	03/15/2024	12,500	12,251,170

Industrial Conglomerates–0.32%
Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(c)(d)	3.65%	03/11/2024	8,905	8,845,175

Integrated Telecommunication Services–0.73%
AT&T, Inc. (SOFR + 0.64%)(c)	4.10%	03/25/2024	9,918	9,847,848

Verizon Communications, Inc. (SOFR + 0.50%)(c)	3.92%	03/22/2024	10,417	10,350,629

				20,198,477

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Investment Banking & Brokerage–2.50%
Goldman Sachs Group, Inc. (The)	3.00%	03/15/2024	$14,084	$13,724,445

Goldman Sachs Group, Inc. (The)	3.20%	02/23/2023	8,430	8,400,156

Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,902,752

Morgan Stanley(b)	0.73%	04/05/2024	10,714	10,502,218

Morgan Stanley(b)	3.62%	04/17/2025	12,230	11,923,747

Morgan Stanley (SOFR + 0.47%)(c)	4.29%	11/10/2023	7,999	7,965,867

Morgan Stanley (SOFR + 0.63%)(c)	4.36%	01/24/2025	10,844	10,673,795

				69,092,980

Life & Health Insurance–8.05%
Athene Global Funding(d)	0.95%	01/08/2024	10,000	9,483,392

Athene Global Funding(d)	2.75%	06/25/2024	7,772	7,396,333

Athene Global Funding(d)	2.80%	05/26/2023	16,291	16,093,727

Athene Global Funding (SOFR + 0.70%)(c)(d)	4.53%	05/24/2024	25,000	24,524,272

Brighthouse Financial Global Funding(d)	0.60%	06/28/2023	3,255	3,166,167

Brighthouse Financial Global Funding(d)	1.75%	01/13/2025	12,728	11,740,531

Equitable Financial Life Global Funding(d)	0.50%	11/17/2023	14,500	13,857,585

Equitable Financial Life Global Funding(d)	0.80%	08/12/2024	11,429	10,597,212

Equitable Financial Life Global Funding (SOFR + 0.39%)(c)(d)	3.97%	04/06/2023	20,000	19,965,724

GA Global Funding Trust(d)	0.80%	09/13/2024	10,909	9,934,747

Jackson National Life Global Funding (SOFR + 0.60%)(c)(d)	4.17%	01/06/2023	10,000	10,001,096

MassMutual Global Funding II (SOFR + 0.36%)(c)(d)	3.96%	04/12/2024	10,020	9,937,292

MET Tower Global Funding (SOFR + 0.55%)(c)(d)	4.19%	01/17/2023	10,000	10,003,067

Metropolitan Life Global Funding I (SOFR + 0.57%)(c)(d)	4.20%	01/13/2023	3,749	3,750,015

New York Life Global Funding(d)	1.10%	05/05/2023	3,244	3,194,579

New York Life Global Funding(d)	3.15%	06/06/2024	9,524	9,277,634

Pacific Life Global Funding II(d)	0.50%	09/23/2023	13,636	13,154,926

Principal Life Global Funding II(d)	0.75%	08/23/2024	8,695	8,049,626

Principal Life Global Funding II (SOFR + 0.45%)(c)(d)	4.05%	04/12/2024	5,883	5,839,376

Protective Life Global Funding(d)	0.63%	10/13/2023	4,082	3,927,101

Protective Life Global Funding(d)	1.08%	06/09/2023	15,500	15,188,669

Reliance Standard Life Global Funding II(d)	2.15%	01/21/2023	3,700	3,684,011

				222,767,082

Life Sciences Tools & Services–0.58%
Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	12,748,285

Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,369,831

				16,118,116

Managed Health Care–0.14%
Humana, Inc.	0.65%	08/03/2023	3,889	3,774,559

Oil & Gas Exploration & Production–0.90%
Canadian Natural Resources Ltd. (Canada)	2.95%	01/15/2023	25,000	24,979,758

Oil & Gas Refining & Marketing–0.77%
Phillips 66	0.90%	02/15/2024	7,814	7,449,217

Phillips 66	3.70%	04/06/2023	14,000	13,967,201

				21,416,418

Oil & Gas Storage & Transportation–1.64%
Enbridge, Inc. (Canada) (SOFR + 0.40%)(c)	4.23%	02/17/2023	3,571	3,567,852

Enbridge, Inc. (Canada) (SOFR + 0.63%)(c)	4.46%	02/16/2024	5,756	5,700,777

Enterprise Products Operating LLC	3.35%	03/15/2023	11,150	11,099,183

Kinder Morgan Energy Partners L.P.	4.30%	05/01/2024	19,180	18,936,705

Kinder Morgan, Inc.	3.15%	01/15/2023	6,000	5,988,592

				45,293,109

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Other Diversified Financial Services–0.72%
AIG Global Funding(d)	0.80%	07/07/2023	$7,317	$7,134,714

USAA Capital Corp.(d)	1.50%	05/01/2023	12,960	12,786,736

				19,921,450

Paper Products–0.42%
Georgia-Pacific LLC(d)	3.73%	07/15/2023	11,850	11,750,757

Personal Products–0.24%
Unilever Capital Corp.	0.63%	08/12/2024	7,000	6,546,816

Pharmaceuticals–0.75%
Bayer US Finance II LLC(d)	3.88%	12/15/2023	9,000	8,858,439

Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,002,904

				20,861,343

Regional Banks–0.25%
Banque Federative du Credit Mutuel S.A. (France)(d)	3.75%	07/20/2023	7,100	7,030,569

Restaurants–0.23%
Starbucks Corp. (SOFR + 0.42%)(c)	4.25%	02/14/2024	6,318	6,281,994

Semiconductors–0.70%
NVIDIA Corp.	0.31%	06/15/2023	20,000	19,509,841

Soft Drinks–0.78%
Keurig Dr Pepper, Inc.	0.75%	03/15/2024	18,500	17,519,630

PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,126,760

				21,646,390

Specialized REITs–0.37%
Public Storage (SOFR + 0.47%)(c)	4.17%	04/23/2024	10,257	10,195,691

Specialty Chemicals–0.17%
Sherwin-Williams Co. (The)	4.05%	08/08/2024	4,807	4,733,326

Technology Hardware, Storage & Peripherals–0.36%
Apple, Inc.	0.75%	05/11/2023	10,009	9,840,735

Thrifts & Mortgage Finance–0.31%
Nationwide Building Society (United Kingdom)(d)	2.00%	01/27/2023	8,571	8,535,329

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,406,603,875)				1,378,295,643

Commercial Paper–33.19%(e)
Asset Management & Custody Banks–1.80%
Barclays Capital, Inc.	1.06%	02/02/2023	12,000	11,906,752

Barclays Capital, Inc.	1.39%	02/15/2023	24,000	23,770,951

BofA Securities, Inc.	5.71%	11/03/2023	15,000	14,223,300

				49,901,003

Asset-Backed Securities - Fully Supported–0.71%
Legacy Capital Co. LLC; Series A(d)	2.94%	05/26/2023	20,000	19,492,797

Automobile Manufacturers–1.34%
Harley-Davidson Financial Services, Inc.(d)	4.67%	12/06/2022	10,000	9,992,965

Harley-Davidson Financial Services, Inc.(d)	4.67%	12/07/2022	15,000	14,987,677

Harley-Davidson Financial Services, Inc.(d)	4.66%	12/09/2022	12,000	11,987,229

				36,967,871

Consumer Finance–0.95%
General Motors Financial Co., Inc.(d)	5.72%	04/12/2023	10,000	9,792,150

General Motors Financial Co., Inc.(d)	4.27%	06/06/2023	17,000	16,495,565

				26,287,715

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Data Processing & Outsourced Services–0.69%
Fidelity National Information Services, Inc.(d)	4.36%	12/08/2022	$5,000	$4,995,391

Fidelity National Information Services, Inc.(d)	4.36%	12/19/2022	14,000	13,968,324

				18,963,715

Distillers & Vintners–1.11%
Constellation Brands, Inc.(d)	4.56%	12/02/2022	27,800	27,793,120

Constellation Brands, Inc.(d)	4.68%	12/20/2022	3,000	2,992,293

				30,785,413

Diversified Banks–5.95%
ANZ New Zealand (Int’l) Ltd.(d)	2.87%	05/25/2023	19,000	18,561,472

Banco Santander S.A. (Spain)(d)	1.37%	02/15/2023	24,000	23,771,875

Bank of Montreal	4.97%	10/05/2023	15,500	15,431,694

HSBC USA, Inc.(d)	0.78%	01/06/2023	25,000	24,891,775

HSBC USA, Inc. (SOFR + 0.35%)(c)	4.16%	02/10/2023	11,000	11,000,576

Societe Generale S.A. (France)(d)	5.60%	11/14/2023	20,000	18,942,620

Toronto-Dominion Bank (The) (Canada)(d)	2.76%	05/16/2023	20,000	19,544,739

Toronto-Dominion Bank (The) (Canada)(d)	5.00%	09/26/2023	14,000	13,384,583

Westpac Banking Corp. (Australia)(d)	4.24%	08/30/2023	20,000	19,211,030

				164,740,364

Diversified Capital Markets–3.76%
Regatta Funding Co. LLC(d)	0.90%	01/18/2023	30,000	29,823,478

Regatta Funding Co. LLC(d)	2.84%	05/16/2023	15,000	14,647,212

White Plains Capital Co. LLC(d)	3.67%	01/17/2023	20,000	19,880,133

White Plains Capital Co. LLC(d)	3.93%	01/24/2023	20,000	19,861,217

White Plains Capital Co. LLC(d)	3.98%	02/01/2023	20,000	19,839,140

				104,051,180

Diversified Support Services–0.36%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	4.32%	12/01/2022	10,000	9,998,861

Electric Utilities–4.77%
Brookfield BRP Holdings Canada, Inc. (Canada)	4.81%	12/12/2022	14,000	13,980,433

Brookfield BRP Holdings Canada, Inc. (Canada)	4.66%	12/15/2022	20,000	19,964,725

Enel Finance America LLC(d)	1.01%	01/13/2023	39,000	38,769,770

Enel Finance America LLC(d)	7.00%	09/06/2023	10,000	9,506,422

Oglethorpe Power Corp.(d)	4.57%	12/05/2022	10,000	9,994,206

Oglethorpe Power Corp.(d)	4.41%	12/09/2022	20,000	19,979,015

Oglethorpe Power Corp.(d)	4.67%	01/06/2023	20,000	19,906,431

				132,101,002

Gas Utilities–0.36%
WGL Holdings, Inc.(d)	4.82%	12/13/2022	10,000	9,985,592

Integrated Oil & Gas–0.88%
Suncor Energy, Inc. (Canada)(d)	4.46%	12/09/2022	14,500	14,484,949

Suncor Energy, Inc. (Canada)(d)	4.78%	01/09/2023	10,000	9,949,611

				24,434,560

Integrated Telecommunication Services–0.72%
AT&T, Inc.(d)	1.11%	12/05/2022	20,000	19,988,544

Investment Banking & Brokerage–0.86%
Goldman Sachs International(d)	1.42%	02/13/2023	24,000	23,780,000

Managed Health Care–0.36%
Humana, Inc.(d)	4.88%	01/04/2023	10,000	9,956,756

Multi-Utilities–1.43%
E.ON SE (Germany)(d)	4.44%	12/01/2022	30,000	29,996,585

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Multi-Utilities–(continued)
E.ON SE (Germany)(d)	4.89%	01/27/2023	$9,750	$9,675,935

				39,672,520

Oil & Gas Storage & Transportation–1.49%
Energy Transfer L.P.	4.50%	12/01/2022	33,000	32,995,921

Energy Transfer L.P.	4.55%	12/05/2022	5,200	5,196,772

ONEOK, Inc.(d)	4.46%	12/08/2022	3,000	2,997,122

				41,189,815

Other Diversified Financial Services–1.06%
Mitsubishi HC Capital America, Inc.	4.78%	01/03/2023	19,000	18,918,855

Mitsubishi HC Capital America, Inc.	4.73%	01/10/2023	10,500	10,445,135

				29,363,990

Regional Banks–1.05%
Macquarie Bank Ltd. (Australia) (SOFR + 0.60%)(c)(d)	4.42%	03/02/2023	29,000	29,018,386

Specialized Finance–1.51%
Aviation Capital Group LLC(d)	4.76%	12/01/2022	15,000	14,998,356

Aviation Capital Group LLC(d)	4.63%	12/06/2022	3,000	2,998,023

Aviation Capital Group LLC(d)	4.76%	12/12/2022	8,900	8,888,106

Aviation Capital Group LLC(d)	4.77%	12/14/2022	15,000	14,976,486

				41,860,971

Specialized REITs–0.23%
Crown Castle, Inc.(d)	4.75%	12/15/2022	6,300	6,288,093

Technology Distributors–1.80%
Arrow Electronics, Inc.(d)	4.43%	12/01/2022	15,000	14,998,208

Arrow Electronics, Inc.(d)	4.51%	12/12/2022	25,000	24,962,850

Arrow Electronics, Inc.(d)	4.51%	12/15/2022	10,000	9,981,129

				49,942,187

Total Commercial Paper (Cost $921,068,405)				918,771,335

Asset-Backed Securities–8.70%
Auto Loans/Leases–5.98%
Capital One Prime Auto Receivables Trust; Series 2022-2, Class A2A	3.74%	09/15/2025	10,000	9,876,560

CarMax Auto Owner Trust;
Series 2021-2, Class A2A	0.27%	06/17/2024	130	130,153

Series 2022-3, Class A2A	3.81%	09/15/2025	12,000	11,859,672

Chase Auto Owner Trust; Series 2022-AA, Class A2(d)	3.86%	10/27/2025	7,790	7,693,970

Chesapeake Funding II LLC; Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(c)(d)	4.53%	08/15/2032	1,884	1,880,561

Daimler Trucks Retail Trust; Series 2022-1, Class A2	5.07%	09/16/2024	15,000	14,977,150

Enterprise Fleet Financing LLC; Series 2020-2, Class A2(d)	0.61%	07/20/2026	8,500	8,259,387

GM Financial Automobile Leasing Trust; Series 2022-3, Class A2A	4.01%	10/21/2024	7,500	7,425,687

Hyundai Auto Receivables Trust;
Series 2022-B, Class A2A	3.64%	05/15/2025	10,000	9,895,665

Series 2022-C, Class A2A	5.35%	11/17/2025	11,000	10,995,087

John Deere Owner Trust;
Series 2022-B, Class A2	3.73%	06/16/2025	8,000	7,898,183

Series 2022-C, Class A2	4.98%	08/15/2025	10,730	10,695,045

Mercedes-Benz Auto Receivables Trust; Series 2022-1, Class A2	5.26%	10/15/2025	7,750	7,742,369

Nissan Auto Lease Trust; Series 2022-A, Class A2A	3.45%	08/15/2024	15,000	14,844,114

Santander Retail Auto Lease Trust; Series 2021-B, Class A2(d)	0.31%	01/22/2024	1,559	1,548,989

Toyota Auto Receivables Owner Trust;
Series 2022-C, Class A2A	3.83%	08/15/2025	4,600	4,545,131

Series 2022-D, Class A2A	5.27%	01/15/2026	4,432	4,430,842

Wheels SPV 2 LLC; Series 2020-1A, Class A2(d)	0.51%	08/20/2029	2,072	2,040,891

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases–(continued)
World Omni Auto Receivables Trust;
Series 2022-C, Class A2	3.73%	03/16/2026	$14,000	$13,802,522

Series 2022-D, Class A2A	5.51%	03/16/2026	15,000	15,003,991

				165,545,969

Collateralized Mortgage Obligations–0.64%
Ford Credit Auto Owner Trust; Series 2018-2, Class A(d)	3.47%	01/15/2030	18,000	17,766,288

Equipment Leasing–0.65%
Dell Equipment Finance Trust; Series 2022-2, Class A2(d)	4.03%	07/22/2027	11,000	10,888,132

MMAF Equipment Finance LLC;
Series 2020-A, Class A2(d)	0.74%	04/09/2024	889	877,393

Series 2020-BA, Class A2(d)	0.38%	08/14/2023	8	8,406

Series 2022-B, Class A2(d)	5.57%	09/09/2025	6,017	6,023,523

				17,797,454

Specialized Finance–1.43%
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(d)	1.22%	07/15/2069	8,148	7,227,789

Series 2021-FA, Class A(d)	1.11%	02/18/2070	4,104	3,367,082

Navient Student Loan Trust; Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(c)(d)	4.52%	09/27/2066	2,120	2,116,881

Synchrony Card Funding LLC; Series 2022-A2, Class A	3.86%	07/15/2028	20,000	19,544,186

Verizon Master Trust; Series 2022-5, Class A1A(f)	3.72%	07/20/2027	7,500	7,363,030

				39,618,968

Total Asset-Backed Securities (Cost $244,681,522)				240,728,679

Certificates of Deposit–3.92%
Diversified Banks–3.92%
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.50%)(c)	4.31%	03/03/2023	25,000	25,008,501

Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(c)	4.31%	02/12/2024	24,000	23,897,822

Sumitomo Mitsui Banking Corp. (Japan)	2.70%	04/27/2023	15,000	14,864,040

Sumitomo Mitsui Banking Corp.	3.00%	07/03/2023	45,300	44,697,687

Total Certificates of Deposit (Cost $109,300,000)				108,468,050

U.S. Treasury Securities–1.39%
U.S. Treasury Bills–1.39%(e)
U.S. Treasury Bills	0.04%	10/05/2023	20,000	19,233,423

U.S. Treasury Bills	0.05%	11/30/2023	20,000	19,091,779

Total U.S. Treasury Securities (Cost $38,397,944)				38,325,202

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–96.99% (Cost $2,720,051,746)				2,684,588,909

			Repurchase Amount
Repurchase Agreements–4.15%(g)
Citigroup Global Markets, Inc., joint open agreement dated 10/19/2022 (collateralized by non-agency asset-backed securities, corporate obligations and a non-agency mortgage-backed security valued at $208,146,764; 0.00% - 13.10%; 05/01/2023 - 01/25/2067)(h)	4.52%	12/01/2022	30,111,117	30,000,000

Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,944,535 (collateralized by non-agency asset-backed securities, corporate obligations, non-agency mortgage-backed securities and U.S. Treasury obligations valued at $287,662,593; 0.00% - 10.14%; 04/20/2027 - 04/01/2069)(i)	4.47%	12/01/2022	40,143,656	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by corporate obligations valued at $82,500,119; 2.40% - 10.75%; 03/15/2023 - 06/15/2049)(h)	4.12%	12/01/2022	45,151,675	45,000,000

Total Repurchase Agreements (Cost $115,000,000)				115,000,000

TOTAL INVESTMENTS IN SECURITIES–101.14% (Cost $2,835,051,746)				2,799,588,909

OTHER ASSETS LESS LIABILITIES–(1.14)%				(31,453,272)

NET ASSETS–100.00%				$2,768,135,637

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Investment Abbreviations:

LIBOR	–London Interbank Offered Rate
REITs	–Real Estate Investment Trusts
SOFR	–Secured Overnight Financing Rate
USD	–U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $1,275,330,588, which represented 46.07% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal amount equals value at period end.
(h)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Conservative Income Fund